Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	RMB Investors Trust
Entity Central Index Key	0000030126
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	RMB Fund
Class Name	Class A
Trading Symbol	RMBHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RMB Fund (the “Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
Additional Information Phone Number	1-800-462-2392
Additional Information Website	www.rmbfunds.com/documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$131	1.24%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As has been the case for the last two years, mega-cap growth stocks continued to drive index gains. The Magnificent 7[1] contributed over 90% of the returns of the S&P 500 Index (the “Benchmark”) in the fourth quarter and 75% of the Benchmark’s return for the full year. The Fund benefited from owning some of these stocks. The Fund also saw strong returns beyond the Magnificent 7, with gains of over 40% in other companies from diverse sectors of the economy. However, lack of ownership or under-ownership, as compared to the Benchmark, of several of the Magnificent 7 weighed heavily on the Fund’s results. At the end of 2024, those seven stocks accounted for 33.5% of the cap-weighted S&P 500 Index.
[1]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
RMB Fund Class A (without sales charge)†	11.95	10.01	10.46
RMB Fund Class A (with sales charge)†	6.35	8.89	9.90
S&P 500 Index Total Return	25.02	14.53	13.10
Russell 3000 Index Total Return	23.81	13.86	12.55
[2]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit www.rmbfunds.com/our-funds/rmb-fund and select the applicable share class for more recent performance information.
Visit www.rmbfunds.com/our-funds/rmb-fund and select the applicable share class for more recent performance information.

Net Assets	$ 112,867,096
Holdings Count | $ / shares	40
Advisory Fees Paid, Amount	$ 679,839
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$112,867,096
Number of Holdings	40
Net Advisory Fee	$679,839
Portfolio Turnover	10%
30-Day SEC Yield (Class-Specific)	-0.36%

Holdings [Text Block]

Top 10 Holdings	(%)
Microsoft Corp.	10.3%
Alphabet, Inc. - Class A	8.8%
Amazon.com, Inc.	6.4%
Apple, Inc.	5.2%
Visa, Inc. - Class A	4.7%
TJX Cos., Inc. (The)	2.8%
Tyler Technologies, Inc.	2.6%
Booking Holdings, Inc.	2.5%
Keurig Dr Pepper, Inc.	2.4%
JPMorgan Chase & Co.	2.4%

Updated Prospectus Web Address	www.rmbfunds.com/documents
Class C
Shareholder Report [Line Items]
Fund Name	RMB Fund
Class Name	Class C
Trading Symbol	RMBJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RMB Fund (the “Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
Additional Information Phone Number	1-800-462-2392
Additional Information Website	www.rmbfunds.com/documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$210	1.99%

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As has been the case for the last two years, mega-cap growth stocks continued to drive index gains. The Magnificent 7[1] contributed over 90% of the returns of the S&P 500 Index (the “Benchmark”) in the fourth quarter and 75% of the Benchmark’s return for the full year. The Fund benefited from owning some of these stocks. The Fund also saw strong returns beyond the Magnificent 7, with gains of over 40% in other companies from diverse sectors of the economy. However, lack of ownership or under-ownership, as compared to the Benchmark, of several of the Magnificent 7 weighed heavily on the Fund’s results. At the end of 2024, those seven stocks accounted for 33.5% of the cap-weighted S&P 500 Index.
[3]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
RMB Fund Class C (without sales charge)†	11.08	9.18	9.63
RMB Fund Class C (with sales charge)†	10.08	9.18	9.63
S&P 500 Index Total Return	25.02	14.53	13.10
Russell 3000 Index Total Return	23.81	13.86	12.55
[4]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit www.rmbfunds.com/our-funds/rmb-fund and select the applicable share class for more recent performance information.
Visit www.rmbfunds.com/our-funds/rmb-fund and select the applicable share class for more recent performance information.

Net Assets	$ 112,867,096
Holdings Count | $ / shares	40
Advisory Fees Paid, Amount	$ 679,839
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$112,867,096
Number of Holdings	40
Net Advisory Fee	$679,839
Portfolio Turnover	10%
30-Day SEC Yield (Class-Specific)	-1.20%

Holdings [Text Block]

Top 10 Holdings	(%)
Microsoft Corp.	10.3%
Alphabet, Inc. - Class A	8.8%
Amazon.com, Inc.	6.4%
Apple, Inc.	5.2%
Visa, Inc. - Class A	4.7%
TJX Cos., Inc. (The)	2.8%
Tyler Technologies, Inc.	2.6%
Booking Holdings, Inc.	2.5%
Keurig Dr Pepper, Inc.	2.4%
JPMorgan Chase & Co.	2.4%

Updated Prospectus Web Address	www.rmbfunds.com/documents
Class I
Shareholder Report [Line Items]
Fund Name	RMB Fund
Class Name	Class I
Trading Symbol	RMBGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RMB Fund (the “Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
Additional Information Phone Number	1-800-462-2392
Additional Information Website	www.rmbfunds.com/documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$105	0.99%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As has been the case for the last two years, mega-cap growth stocks continued to drive index gains. The Magnificent 7[1] contributed over 90% of the returns of the S&P 500 Index (the “Benchmark”) in the fourth quarter and 75% of the Benchmark’s return for the full year. The Fund benefited from owning some of these stocks. The Fund also saw strong returns beyond the Magnificent 7, with gains of over 40% in other companies from diverse sectors of the economy. However, lack of ownership or under-ownership, as compared to the Benchmark, of several of the Magnificent 7 weighed heavily on the Fund’s results. At the end of 2024, those seven stocks accounted for 33.5% of the cap-weighted S&P 500 Index.
[5]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (02/01/2017)
RMB Fund Class I (without sales charge)	12.18	10.28	13.01
S&P 500 Index Total Return	25.02	14.53	14.70
Russell 3000 Index Total Return	23.81	13.86	14.02

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit www.rmbfunds.com/our-funds/rmb-fund and select the applicable share class for more recent performance information.
Visit www.rmbfunds.com/our-funds/rmb-fund and select the applicable share class for more recent performance information.

Net Assets	$ 112,867,096
Holdings Count | $ / shares	40
Advisory Fees Paid, Amount	$ 679,839
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$112,867,096
Number of Holdings	40
Net Advisory Fee	$679,839
Portfolio Turnover	10%
30-Day SEC Yield (Class-Specific)	-0.11%

Holdings [Text Block]

Top 10 Holdings	(%)
Microsoft Corp.	10.3%
Alphabet, Inc. - Class A	8.8%
Amazon.com, Inc.	6.4%
Apple, Inc.	5.2%
Visa, Inc. - Class A	4.7%
TJX Cos., Inc. (The)	2.8%
Tyler Technologies, Inc.	2.6%
Booking Holdings, Inc.	2.5%
Keurig Dr Pepper, Inc.	2.4%
JPMorgan Chase & Co.	2.4%

Updated Prospectus Web Address	www.rmbfunds.com/documents
Class A
Shareholder Report [Line Items]
Fund Name	RMB Mendon Financial Services Fund
Class Name	Class A
Trading Symbol	RMBKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RMB Mendon Financial Services Fund (the “Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
Additional Information Phone Number	1-800-462-2392
Additional Information Website	www.rmbfunds.com/documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$151	1.39%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
A notable theme for the entire year has been the outperformance of large and mid-cap banks relative to small and micro-cap banks. Since 2023, the presence of institutional generalist investors in small and micro-cap banks has been sparse. In the periods where large and mid-cap bank valuations become too cheap to ignore or the underperformance of financials relative to the market leaves generalists in a position to re-weight into financials, we have seen investors favor the perceived safety of large and mid-cap banks. With better trading liquidity profiles and much larger balance sheets, we believe generalists move into mid and large cap financials but tend to ignore the small and micro-caps. Given that a majority of the Fund’s holdings are small and micro-cap stocks, the Fund doesn’t perform as strongly as the broader financial sector when it rallies. For the constituents of the NASDAQ Bank Index, the total return for mid-cap ($5bn-$50bn market cap) was +25.61% for 2024 versus the return for small-cap ($1bn-$5bn market cap) of +17.24% and micro-cap ($0-$1bn market cap) of +16.41% (almost 9% of underperformance of micro-caps relative to mid-caps in 2024). Almost half of the NASDAQ Bank Index weighting is in mid-caps, whereas the Fund usually has around 5-10% exposure to mid- and large caps.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
RMB Mendon Financial Services Fund Class A (without sales charge)†	17.06	7.88	10.05
RMB Mendon Financial Services Fund Class A (with sales charge)†	11.20	6.79	9.49
Russell 3000 Index Total Return	23.81	13.86	12.55
NASDAQ Bank Index Total Return	20.57	5.20	7.84
[6]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit www.rmbfunds.com/our-funds/rmb-mendon-financial-services-fund and select the applicable share class for more recent performance information.
Visit www.rmbfunds.com/our-funds/rmb-mendon-financial-services-fund and select the applicable share class for more recent performance information.

Net Assets	$ 176,582,502
Holdings Count | $ / shares	51
Advisory Fees Paid, Amount	$ 1,284,326
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$176,582,502
Number of Holdings	51
Net Advisory Fee	$1,284,326
Portfolio Turnover	66%
30-Day SEC Yield (Class-Specific)	0.49%

Holdings [Text Block]

Top 10 Holdings	(%)
Equity Bancshares, Inc. - Class A	8.5%
USCB Financial Holdings, Inc.	5.7%
Primis Financial Corp.	5.7%
Abacus Life, Inc.	5.1%
VersaBank	5.0%
First Bancshares, Inc. (The)	5.0%
Amerant Bancorp, Inc.	4.6%
First Horizon Corp.	4.4%
Veritex Holdings, Inc.	4.1%
California BanCorp	3.8%

Updated Prospectus Web Address	www.rmbfunds.com/documents
Class C
Shareholder Report [Line Items]
Fund Name	RMB Mendon Financial Services Fund
Class Name	Class C
Trading Symbol	RMBNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RMB Mendon Financial Services Fund (the “Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
Additional Information Phone Number	1-800-462-2392
Additional Information Website	www.rmbfunds.com/documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$231	2.14%

Expenses Paid, Amount	$ 231
Expense Ratio, Percent	2.14%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
A notable theme for the entire year has been the outperformance of large and mid-cap banks relative to small and micro-cap banks. Since 2023, the presence of institutional generalist investors in small and micro-cap banks has been sparse. In the periods where large and mid-cap bank valuations become too cheap to ignore or the underperformance of financials relative to the market leaves generalists in a position to re-weight into financials, we have seen investors favor the perceived safety of large and mid-cap banks. With better trading liquidity profiles and much larger balance sheets, we believe generalists move into mid and large cap financials but tend to ignore the small and micro-caps. Given that a majority of the Fund’s holdings are small and micro-cap stocks, the Fund doesn’t perform as strongly as the broader financial sector when it rallies. For the constituents of the NASDAQ Bank Index, the total return for mid-cap ($5bn-$50bn market cap) was +25.61% for 2024 versus the return for small-cap ($1bn-$5bn market cap) of +17.24% and micro-cap ($0-$1bn market cap) of +16.41% (almost 9% of underperformance of micro-caps relative to mid-caps in 2024). Almost half of the NASDAQ Bank Index weighting is in mid-caps, whereas the Fund usually has around 5-10% exposure to mid- and large caps.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
RMB Mendon Financial Services Fund Class C (without sales charge)†	16.15	7.07	9.23
RMB Mendon Financial Services Fund Class C (with sales charge)†	15.15	7.07	9.23
Russell 3000 Index Total Return	23.81	13.86	12.55
NASDAQ Bank Index Total Return	20.57	5.20	7.84
[7]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit www.rmbfunds.com/our-funds/rmb-mendon-financial-services-fund and select the applicable share class for more recent performance information.
Visit www.rmbfunds.com/our-funds/rmb-mendon-financial-services-fund and select the applicable share class for more recent performance information.

Net Assets	$ 176,582,502
Holdings Count | $ / shares	51
Advisory Fees Paid, Amount	$ 1,284,326
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$176,582,502
Number of Holdings	51
Net Advisory Fee	$1,284,326
Portfolio Turnover	66%
30-Day SEC Yield (Class-Specific)	-0.28%

Holdings [Text Block]

Top 10 Holdings	(%)
Equity Bancshares, Inc. - Class A	8.5%
USCB Financial Holdings, Inc.	5.7%
Primis Financial Corp.	5.7%
Abacus Life, Inc.	5.1%
VersaBank	5.0%
First Bancshares, Inc. (The)	5.0%
Amerant Bancorp, Inc.	4.6%
First Horizon Corp.	4.4%
Veritex Holdings, Inc.	4.1%
California BanCorp	3.8%

Updated Prospectus Web Address	www.rmbfunds.com/documents
Class I
Shareholder Report [Line Items]
Fund Name	RMB Mendon Financial Services Fund
Class Name	Class I
Trading Symbol	RMBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RMB Mendon Financial Services Fund (the “Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
Additional Information Phone Number	1-800-462-2392
Additional Information Website	www.rmbfunds.com/documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$124	1.14%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
A notable theme for the entire year has been the outperformance of large and mid-cap banks relative to small and micro-cap banks. Since 2023, the presence of institutional generalist investors in small and micro-cap banks has been sparse. In the periods where large and mid-cap bank valuations become too cheap to ignore or the underperformance of financials relative to the market leaves generalists in a position to re-weight into financials, we have seen investors favor the perceived safety of large and mid-cap banks. With better trading liquidity profiles and much larger balance sheets, we believe generalists move into mid and large cap financials but tend to ignore the small and micro-caps. Given that a majority of the Fund’s holdings are small and micro-cap stocks, the Fund doesn’t perform as strongly as the broader financial sector when it rallies. For the constituents of the NASDAQ Bank Index, the total return for mid-cap ($5bn-$50bn market cap) was +25.61% for 2024 versus the return for small-cap ($1bn-$5bn market cap) of +17.24% and micro-cap ($0-$1bn market cap) of +16.41% (almost 9% of underperformance of micro-caps relative to mid-caps in 2024). Almost half of the NASDAQ Bank Index weighting is in mid-caps, whereas the Fund usually has around 5-10% exposure to mid- and large caps.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (02/01/2017)
RMB Mendon Financial Services Fund Class I (without sales charge)	17.35	8.15	7.03
Russell 3000 Index Total Return	23.81	13.86	14.02
NASDAQ Bank Index Total Return	20.57	5.20	4.75

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit www.rmbfunds.com/our-funds/rmb-mendon-financial-services-fund and select the applicable share class for more recent performance information.
Visit www.rmbfunds.com/our-funds/rmb-mendon-financial-services-fund and select the applicable share class for more recent performance information.

Net Assets	$ 176,582,502
Holdings Count | $ / shares	51
Advisory Fees Paid, Amount	$ 1,284,326
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$176,582,502
Number of Holdings	51
Net Advisory Fee	$1,284,326
Portfolio Turnover	66%
30-Day SEC Yield (Class-Specific)	0.79%

Holdings [Text Block]

Top 10 Holdings	(%)
Equity Bancshares, Inc. - Class A	8.5%
USCB Financial Holdings, Inc.	5.7%
Primis Financial Corp.	5.7%
Abacus Life, Inc.	5.1%
VersaBank	5.0%
First Bancshares, Inc. (The)	5.0%
Amerant Bancorp, Inc.	4.6%
First Horizon Corp.	4.4%
Veritex Holdings, Inc.	4.1%
California BanCorp	3.8%

Updated Prospectus Web Address	www.rmbfunds.com/documents
Class I
Shareholder Report [Line Items]
Fund Name	RMB International Fund
Class Name	Class I
Trading Symbol	RMBTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RMB International Fund (the “Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
Additional Information Phone Number	1-800-462-2392
Additional Information Website	www.rmbfunds.com/documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$99	0.99%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the period, stock selection was the primary detractor while sector allocation contributed positively to the Fund’s performance. By sector, being overweight in Financials and underweight in Consumer Staples and Materials contributed positively to performance. However, our underweight position in Communication Services, combined with being slightly overweight in Energy, had a negative impact. Stock selection was strongest in Energy, Real Estate, and Industrials but detracted in Technology, Consumer Staples, and Health Care. By region, Japan, United Kingdom, and Hong Kong were the strongest contributors while Switzerland, Belgium, France, and Germany were the largest detractors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/27/2017)
RMB International Fund Class I (without sales charge)	0.02	1.92	0.37
MSCI EAFE Index	3.82	4.73	4.17

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.rmbfunds.com/our-funds/rmb-international-fund for more recent performance information. Visit www.rmbfunds.com/our-funds/rmb-international-fund for more recent performance information.
Net Assets	$ 213,444,482
Holdings Count | $ / shares	41
Advisory Fees Paid, Amount	$ 1,819,993
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$213,444,482
Number of Holdings	41
Net Advisory Fee	$1,819,993
Portfolio Turnover	25%
30-Day SEC Yield (Class-Specific)	1.81%

Holdings [Text Block]

Top 10 Holdings	(%)
Shell PLC	4.9%
Compass Group PLC	4.6%
Schneider Electric SE	4.2%
ASML Holding N.V.	3.9%
AstraZeneca PLC	3.8%
BAE Systems PLC	3.5%
London Stock Exchange Group PLC	3.4%
ING Groep N.V.	3.3%
ITOCHU Corp.	3.3%
Toyota Motor Corp.	3.1%

Updated Prospectus Web Address	www.rmbfunds.com/documents
Class I
Shareholder Report [Line Items]
Fund Name	RMB Japan Fund
Class Name	Class I
Trading Symbol	RMBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RMB Japan Fund (the “Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
Additional Information Phone Number	1-800-462-2392
Additional Information Website	www.rmbfunds.com/documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$134	1.29%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the period, both sector allocation and stock selection contributed positively to the Fund’s performance, although the Fund’s elevated expense ratio weighed on its net performance relative to the MSCI Japan Index benchmark. By sector, being overweight in Financials and Energy, as well as underweight in Consumer Staples and Information Technology, contributed positively to performance. However, our underweight position in Consumer Discretionary, combined with being overweight in Real Estate and Utilities, had a negative impact. Stock selection was strongest in Industrials and Consumer Discretionary but detracted in Healthcare and Energy. In addition, as part of the liquidation and termination of the Fund, the Fund was closed to additional investment on December 17, 2024 and the Fund’s investment adviser (the “Adviser”) ceased actively investing the Fund’s assets.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/27/2017)
RMB Japan Fund Class I (without sales charge)	7.16	3.79	2.87
MSCI Japan Index	8.31	4.81	4.00

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.rmbfunds.com/our-funds/rmb-japan-fund for more recent performance information. Visit www.rmbfunds.com/our-funds/rmb-japan-fund for more recent performance information.
Net Assets	$ 20,586,848
Holdings Count | $ / shares	2
Advisory Fees Paid, Amount	$ 29,379
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$20,586,848
Number of Holdings	2
Net Advisory Fee	$29,379
Portfolio Turnover	30%
30-Day SEC Yield (Class-Specific)	0.66%

Holdings [Text Block]

Top 10 Holdings	(%)
First American Treasury Obligations Fund - Class X	5.1%
First American Government Obligations Fund - Class X	5.0%

Updated Prospectus Web Address	www.rmbfunds.com/documents
Class I
Shareholder Report [Line Items]
Fund Name	RMB Small Cap Fund
Class Name	Class I
Trading Symbol	RMBBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RMB Small Cap Fund (the “Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
Additional Information Phone Number	1-800-462-2392
Additional Information Website	www.rmbfunds.com/documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$102	0.95%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund underperformed the Russell 3000© Index since risk controls are aligned with the Russell 2000© Index. With respect to the Russell 2000® Index[1], the Fund’s stock selection among Materials, Industrials, Technology, and Financials holdings drove the Fund’s outperformance this year. Strong performance contributions from both growth as well as value stocks demonstrated the benefits of the Fund’s “lifecycle diversification” strategies. We believe that by focusing on value creation in both growth and value universes, the Fund’s lifecycle diversification strategies have more ways to win with typically less volatility than pure growth or value strategies.
[8]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
RMB Small Cap Fund Class I (without sales charge)	15.09	8.45	8.39
Russell 3000 Index Total Return	23.81	13.86	12.55
Russell 2000 Index Total Return	11.54	7.40	7.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.rmbfunds.com/our-funds/rmb-small-cap-fund for more recent performance information. Visit www.rmbfunds.com/our-funds/rmb-small-cap-fund for more recent performance information.
Net Assets	$ 149,739,601
Holdings Count | $ / shares	56
Advisory Fees Paid, Amount	$ 962,763
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$149,739,601
Number of Holdings	56
Net Advisory Fee	$962,763
Portfolio Turnover	14%
30-Day SEC Yield (Class-Specific)	0.14%

Holdings [Text Block]

Top 10 Holdings	(%)
Curtiss-Wright Corp.	4.7%
Kadant, Inc.	3.9%
Fair Isaac Corp.	3.7%
Stifel Financial Corp.	3.4%
Carpenter Technology Corp.	3.3%
Eagle Materials, Inc.	3.3%
AptarGroup, Inc.	3.1%
Stock Yards Bancorp, Inc.	3.0%
West Pharmaceutical Services, Inc.	2.9%
TriCo Bancshares	2.9%

Updated Prospectus Web Address	www.rmbfunds.com/documents
Class I
Shareholder Report [Line Items]
Fund Name	RMB SMID Cap Fund
Class Name	Class I
Trading Symbol	RMBMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RMB SMID Cap Fund (the “Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
Additional Information Phone Number	1-800-462-2392
Additional Information Website	www.rmbfunds.com/documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$84	0.80%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund underperformed the Russell 3000© Index since risk controls are aligned with the Russell 2500© Index. With respect to the Russell 2500® Index[1], the Fund’s stock selection among our Technology, Industrials, and Materials holdings contributed to performance. However, stock selection from Health Care, Real Estate and Consumer Discretionary detracted from performance and drove the Fund’s underperformance this year. Strong performance contributions from both growth as well as value stocks demonstrated the benefits of the Fund’s “lifecycle diversification” strategies. We believe that by focusing on value creation in both growth and value universes, the Fund’s lifecycle diversification strategies have more ways to win with typically less volatility than pure growth or value strategies.
[9]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
RMB SMID Cap Fund Class I (without sales charge)	10.03	10.74	10.19
Russell 3000 Index Total Return	23.81	13.86	12.55
Russell 2500 Index Total Return	12.00	8.77	8.85

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.rmbfunds.com/our-funds/rmb-smid-cap-fund for more recent performance information. Visit www.rmbfunds.com/our-funds/rmb-smid-cap-fund for more recent performance information.
Net Assets	$ 83,877,501
Holdings Count | $ / shares	57
Advisory Fees Paid, Amount	$ 380,628
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$83,877,501
Number of Holdings	57
Net Advisory Fee	$380,628
Portfolio Turnover	19%
30-Day SEC Yield (Class-Specific)	0.26%

Holdings [Text Block]

Top Holdings	(%)
Pinnacle Financial Partners, Inc.	4.1%
Copart, Inc.	3.9%
Fair Isaac Corp.	3.6%
Eagle Materials, Inc.	3.5%
Watsco, Inc.	3.5%
Monolithic Power Systems, Inc.	3.0%
Tyler Technologies, Inc.	2.9%
Webster Financial Corp.	2.8%
Curtiss-Wright Corp.	2.8%
West Pharmaceutical Services, Inc.	2.7%

Updated Prospectus Web Address	www.rmbfunds.com/documents

[1]
1	The “Magnificent 7” refers to the following stocks: Apple Inc. (AAPL), Microsoft Corp. (MSFT), Alphabet Inc. (GOOG), Amazon.com Inc. (AMZN), Tesla Inc. (TSLA), Meta Platforms Inc. (META), and NVIDIA Corp. (NVDA).

[2]
†	Class A shares incur a maximum initial sales charge of 5.00%.

[3]
1	The “Magnificent 7” refers to the following stocks: Apple Inc. (AAPL), Microsoft Corp. (MSFT), Alphabet Inc. (GOOG), Amazon.com Inc. (AMZN), Tesla Inc. (TSLA), Meta Platforms Inc. (META), and NVIDIA Corp. (NVDA).

[4]
†	Class C shares are subject to a 1.00% contingent deferred sales charge (CDSC) if redeemed within one year after purchase.

[5]
1	The “Magnificent 7” refers to the following stocks: Apple Inc. (AAPL), Microsoft Corp. (MSFT), Alphabet Inc. (GOOG), Amazon.com Inc. (AMZN), Tesla Inc. (TSLA), Meta Platforms Inc. (META), and NVIDIA Corp. (NVDA).

[6]
†	Class A shares incur a maximum initial sales charge of 5.00%.

[7]
†	Class C shares are subject to a 1.00% contingent deferred sales charge (CDSC) if redeemed within one year after purchase.

[8]
1	Pursuant to the SEC’s new requirements that took effect in 2024, the Fund’s primary “broad-based securities market index” is now the Russell 3000©.

[9]
1	Pursuant to the SEC’s new requirements that took effect in 2024, the Fund’s primary “broad-based securities market index” is now the Russell 3000©.